Disclosures on the effects of fluctuations in foreign currency exchange rates - Assets Subject to Fluctuations in Exchange Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 11,495,569	$ 10,778,837
Current Assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	5,578,440	5,866,141
Current Assets | Cash and cash equivalents
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 1,377,851	1,041,369
Current Assets | Cash and cash equivalents | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 1,020,101	855,001
Current Assets | Cash and cash equivalents | CLP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 214,361	3,425
Current Assets | Cash and cash equivalents | CNY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 76,807	31,362
Current Assets | Cash and cash equivalents | EUR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 6,716	11,183
Current Assets | Cash and cash equivalents | GBP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	GBP
Assets held in foreign currency	$ 2	26
Current Assets | Cash and cash equivalents | AUD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 40,954	108,883
Current Assets | Cash and cash equivalents | MXN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 2,038	649
Current Assets | Cash and cash equivalents | AED
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AED
Assets held in foreign currency	$ 1	6
Current Assets | Cash and cash equivalents | JPY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 910	899
Current Assets | Cash and cash equivalents | NOK
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	NOK
Assets held in foreign currency	$ 1	8
Current Assets | Cash and cash equivalents | ZAR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 10,978	10,559
Current Assets | Cash and cash equivalents | KRW
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 4,979	19,364
Current Assets | Cash and cash equivalents | IDR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	IDR
Assets held in foreign currency	$ 3	3
Current Assets | Cash and cash equivalents | PLN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	PLN
Assets held in foreign currency	$ 0	1
Current Assets | Other current financial assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 1,079,595	1,325,843
Current Assets | Other current financial assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 1,079,559	879,612
Current Assets | Other current financial assets | CLP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 0	446,221
Current Assets | Other current financial assets | BRL
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Assets held in foreign currency	$ 36	10
Current Assets | Other current non-financial assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 200,705	136,750
Current Assets | Other current non-financial assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 20,185	22,092
Current Assets | Other current non-financial assets | CLP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 151,604	85,079
Current Assets | Other current non-financial assets | CNY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 20,557	529
Current Assets | Other current non-financial assets | EUR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 482	1,304
Current Assets | Other current non-financial assets | AUD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 2,476	4,870
Current Assets | Other current non-financial assets | MXN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 2,267	2,014
Current Assets | Other current non-financial assets | JPY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 89	2,267
Current Assets | Other current non-financial assets | ZAR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 44	41
Current Assets | Other current non-financial assets | KRW
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 2,535	18,031
Current Assets | Other current non-financial assets | CLF
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF
Assets held in foreign currency	$ 153	227
Current Assets | Other current non-financial assets | COP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Assets held in foreign currency	$ 313	294
Current Assets | Other current non-financial assets | THB
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	THB
Assets held in foreign currency	$ 0	2
Current Assets | Trade and other receivables
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 606,137	907,181
Current Assets | Trade and other receivables | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 407,361	516,261
Current Assets | Trade and other receivables | CLP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 58,117	61,146
Current Assets | Trade and other receivables | CNY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 82,539	282,117
Current Assets | Trade and other receivables | EUR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 25,815	25,542
Current Assets | Trade and other receivables | GBP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	GBP
Assets held in foreign currency	$ 284	147
Current Assets | Trade and other receivables | AUD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 9,893	2,598
Current Assets | Trade and other receivables | MXN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 1,214	670
Current Assets | Trade and other receivables | AED
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AED
Assets held in foreign currency	$ 763	1,467
Current Assets | Trade and other receivables | JPY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 488	382
Current Assets | Trade and other receivables | ZAR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 14,600	12,295
Current Assets | Trade and other receivables | KRW
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 0	8
Current Assets | Trade and other receivables | BRL
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Assets held in foreign currency	$ 77	8
Current Assets | Trade and other receivables | COP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Assets held in foreign currency	$ 3,812	3,210
Current Assets | Trade and other receivables | CLF
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF
Assets held in foreign currency	$ 1,171	1,330
Current Assets | Trade and other receivables | PEN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	PEN
Assets held in foreign currency	$ 3	0
Current Assets | Receivables from related parties
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 28,706	43,253
Current Assets | Receivables from related parties | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 20,061	40,236
Current Assets | Receivables from related parties | EUR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 1,899	3,017
Current Assets | Receivables from related parties | AUD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 6,746	0
Current Assets | Current inventories
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 1,702,185	1,774,594
Current Assets | Current inventories | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 1,702,185	1,774,594
Current Assets | Current tax assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 583,143	637,033
Current Assets | Current tax assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 571,818	611,841
Current Assets | Current tax assets | CLP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 2,040	3,637
Current Assets | Current tax assets | CNY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 348	0
Current Assets | Current tax assets | EUR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 281	13,556
Current Assets | Current tax assets | AUD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 89	0
Current Assets | Current tax assets | MXN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 4,115	5,216
Current Assets | Current tax assets | JPY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 0	11
Current Assets | Current tax assets | ZAR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 28	29
Current Assets | Current tax assets | KRW
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 2	0
Current Assets | Current tax assets | BRL
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Assets held in foreign currency	$ 4	2
Current Assets | Current tax assets | COP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Assets held in foreign currency	$ 2,614	2,741
Current Assets | Current tax assets | PEN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	PEN
Assets held in foreign currency	$ 1,804	0
Current Assets | Non-current assets or groups of assets classified as held for sale
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 118	118
Current Assets | Non-current assets or groups of assets classified as held for sale | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 118	118
Non-Current Assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	5,917,129	4,912,696
Non-Current Assets | Other non-current financial assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 60,706	248,281
Non-Current Assets | Other non-current financial assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 60,706	248,281
Non-Current Assets | Other non-current non-financial assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 364,166	373,700
Non-Current Assets | Other non-current non-financial assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 74,245	65,616
Non-Current Assets | Other non-current non-financial assets | CNY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 289,921	308,084
Non-Current Assets | Other receivables, non-current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 2,727	2,559
Non-Current Assets | Other receivables, non-current | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 1,785	705
Non-Current Assets | Other receivables, non-current | CLP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 419	999
Non-Current Assets | Other receivables, non-current | MXN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 220	179
Non-Current Assets | Other receivables, non-current | KRW
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 240	667
Non-Current Assets | Other receivables, non-current | CLF
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF
Assets held in foreign currency	$ 63	9
Non-Current Assets | Investments classified using the equity method of accounting
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 585,794	86,417
Non-Current Assets | Investments classified using the equity method of accounting | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 29,869	76,532
Non-Current Assets | Investments classified using the equity method of accounting | EUR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 9,610	7,107
Non-Current Assets | Investments classified using the equity method of accounting | AUD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 545,991	0
Non-Current Assets | Investments classified using the equity method of accounting | AED
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AED
Assets held in foreign currency	$ 324	2,778
Non-Current Assets | Intangible assets other than goodwill
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 167,968	155,874
Non-Current Assets | Intangible assets other than goodwill | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 167,968	155,874
Non-Current Assets | Purchases goodwill, gross
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 948	958
Non-Current Assets | Purchases goodwill, gross | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 948	958
Non-Current Assets | Property, plant and equipment
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 4,433,645	3,609,937
Non-Current Assets | Property, plant and equipment | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 4,433,645	3,609,937
Non-Current Assets | Right-of-use assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 84,070	73,193
Non-Current Assets | Right-of-use assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 84,070	73,193
Non-Current Assets | Non-current tax assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 59,541	59,541
Non-Current Assets | Non-current tax assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 59,541	59,541
Non-Current Assets | Deferred tax assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 157,564	302,236
Non-Current Assets | Deferred tax assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 157,564	$ 302,236